Taxes - Schedule of Tax Payable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Tax Payable [Abstract]
VAT payable	$ (362,787)	$ 366,720
Income tax payable	902,829	676,017
Other tax payable	1,457	1,796
Tax payable	$ 541,499	$ 1,044,532